ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable, trade	$ 2,517,749	$ 2,858,871
Accrued expenses	256,008	1,800,621
Accrued compensation	722,010	256,164
Accrued commissions	79,158	95,159
Accounts payable and accrued expenses	$ 3,574,926	$ 5,010,815